Impaired Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Impaired Loans and Allowance for Loan Losses [Abstract]
Impaired Loans and Allowance for Loan Losses

Note F    Impaired Loans and Allowance for Loan Losses

During the third quarter of 2011, the Company adopted Accounting Standards Update (ASU) 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring (“TDR”) (Topic 310), which modified guidance for identifying restructurings of receivables that constitute a TDR. As a result of adopting the provisions of ASU 2011-02, the Company reassessed all loan modifications that occurred after December 31, 2010 for identification as TDRs. The Company did not identify any loans that were previously measured under general allowance for credit losses methodology as TDRs. The Company adopted the provisions of the ASU that require impaired loan accounting and reporting for newly identified TDRs as of July 1, 2011. During 2011, the total of newly identified TDRs was $31.2 million, of which $0.3 million were accruing construction and land development loans, $6.4 million were accruing residential real estate mortgages, $20.7 million were accruing commercial real estate loans, and $0.2 million were accruing consumer loans. Loans modified, but where full collection under the modified terms is doubtful, are classified as nonaccrual loans from the date of modification and are therefore excluded from the tables below.

The Company's TDR concessions granted generally do not include forgiveness of principal balances. Loan modifications are not reported in calendar years after modification if the loans were modified at an interest rate equal to the yields of new loan originations with comparable risk and the loans are performing based on the terms of the restructuring agreements.

When a loan is modified as a TDR, there is not a direct, material impact on the loans within the Consolidated Balance Sheet, as principal balances are generally not forgiven. All loans prior to modification were classified as an impaired loan and the allowance for loan losses is determined in accordance with its policy as disclosed in Note A. The following table presents loans that were modified within the twelve months ending December 31, 2011:

		Pre-	Post-
		Modification	Modification
	Number	Outstanding	Outstanding	Specific	Valuation
	of	Recorded	Recorded	Reserve	Allowance
	Contracts	Investment	Investment	Recorded	Recorded
		(Dollars in Thousands)
Construction and land development	6	$340	$335	$—	$6
Residential real estate	29	6,408	6,221	—	188
Commercial real estate	12	20,694	19,027	—	1,667
Commercial and financial	1	9	8	—	—
Consumer	4	187	156	—	30

	52	$27,638	$25,747	$—	$1,891

Accruing loans that were restructured within the twelve months ending December 31, 2011 and defaulted during the twelve months ended December 31, 2011 are presented in the table below. The Company considers a loan to have defaulted when it becomes 90 days or more delinquent under the modified terms, has been transferred to nonaccrual status, or has been transferred to other real estate owned. A defaulted TDR is generally placed on nonaccrual and specific allowance for loan loss is assigned in accordance with the Company's policy as disclosed in note A.

	Number of Contracts	Recorded Investment
	(Dollars in Thousands)
Construction and land development	1	$37
Residential real estate	1	220
Commercial real estate	—	—
Commercial and financial	1	8
Consumer	—	—

	3	$265

At December 31, 2011 and 2010, the Company's recorded investment in impaired loans and related valuation allowance was as follows:

	Impaired Loans
	for the Year Ended December 31, 2011
		Unpaid	Related	Average	Interest
	Recorded	Principal	Valuation	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)
With no related allowance recorded:
Construction and land development	$1,616	$2,431	$—	$2,527	$14
Commercial real estate	19,101	22,219	—	21,221	425
Residential real estate	9,128	13,442	—	8,752	155
Commercial and financial	16	16	—	774	2
Consumer	481	523	—	417	2
With an allowance recorded:
Construction and land development	3,777	4,131	375	13,699	153
Commercial real estate	39,199	39,824	3,385	44,369	1,843
Residential real estate	26,140	26,940	3,099	26,869	913
Commercial and financial	101	101	8	154	3
Consumer	578	584	112	746	31
Total:
Construction and land development	5,393	6,562	375	16,226	167
Commercial real estate	58,300	62,043	3,385	65,590	2,268
Residential real estate	35,268	40,382	3,099	35,621	1,068
Commercial and financial	117	117	8	928	5
Consumer	1,059	1,107	112	1,163	33

	$100,137	$110,211	$6,979	$119,528	$3,541

	Impaired Loans
	for the Year Ended December 31, 2010
		Unpaid	Related	Average	Interest
	Recorded	Principal	Valuation	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)
With no related allowance recorded:
Construction and land development	$3,826	$9,243	$—		$29
Commercial real estate	22,365	27,962	—		382
Residential real estate	9,731	14,561	—		54
Commercial and financial	4,607	4,721	—		—
Consumer	5	5	—		1
With an allowance recorded:
Construction and land development	29,425	32,232	5,076		211
Commercial real estate	36,421	42,173	5,404		1,198
Residential real estate	26,887	27,188	3,640		741
Commercial and financial	104	104	9		—
Consumer	1,263	1,271	233		55
Total:
Construction and land development	33,251	41,475	5,076	$51,583	240
Commercial real estate	58,786	70,135	5,404	61,448	1,580
Residential real estate	36,618	41,749	3,640	31,174	795
Commercial and financial	4,711	4,825	9	3,016	—
Consumer	1,268	1,276	233	1,837	56

	$134,634	$159,460	$14,362	$149,058	$2,671

Impaired loans also include loans that have been modified in troubled debt restructurings (“TDRs”) where concessions to borrowers who experienced financial difficulties have been granted. At December 31, 2011 and 2010, accruing TDRs totaled $71.6 million and $66.4 million, respectively.

In March 2012, the Company concluded that the lead bank in a $14.6 million participation classified as a TDR may not renew their borrower’s loan, and instead proceed with foreclosure when the loan matures in November 2012. These facts could alter the loan’s status as an accruing TDR in the first quarter 2012, at which point management expects that an additional valuation allowance of approximately $2.1 million would be recorded.

The valuation allowance is included in the allowance for loan losses. The average recorded investment in impaired loans for the years ended December 31, 2011, 2010 and 2009 was $119,528,000, $149,058,000 and $137,295,000, respectively. The impaired loans were measured for impairment based primarily on the value of underlying collateral.

Interest payments received on impaired loans are recorded as interest income unless collection of the remaining recorded investment is doubtful at which time payments received are recorded as reductions to principal. For the years ended December 31, 2011, 2010 and 2009, the Company recorded $3,541,000, $2,671,000 and $708,000, respectively, in interest income on impaired loans.

The nonaccrual loans and accruing loans past due 90 days or more were $28,526,000 and $0, respectively, at December 31, 2011, $68,284,000 and $0. respectively at the end of 2010, and were $97,876,000 and $156,000, respectively, at year-end 2009.

Transactions in the allowance for loans losses for the three years ended December 31, 2011, 2010 and 2009 are summarized as follows:

December 31 , 2011	Beginning Balance	Provision for Loan Losses	Charge- Offs	Recoveries	Net Charge- Offs	Ending Balance
	(In thousands)
Construction and land development	$7,214	$(1,645)	$(4,739)	$1,053	$(3,686)	$1,883
Commercial real estate	18,563	(3,777)	(3,663)	354	(3,309)	11,477
Residential real estate	10,102	7,833	(7,482)	513	(6,969)	10,966
Commercial and financial	480	(379)	—	301	301	402
Consumer	1,385	(58)	(562)	72	(490)	837

	$37,744	$1,974	$(16,446)	$2,293	$(14,153)	$25,565

December 31, 2010	$45,192	$31,680	$(41,628)	$2,500	$(39,128)	$37,744

December 31, 2009	$29,388	$124,767	$(110,826)	$1,863	$(108,963)	$45,192

As discussed in Note A, “Significant Accounting Policies,” the allowance for loan losses is composed of specific allowances for certain impaired loans and general allowances grouped into loan pools based on similar characteristics. The Company's loan portfolio and related allowance at December 31, 2011 and 2010 is shown in the following tables.

	Individually Evaluated for Impairment		Collectively Evaluated for Impairment		Total
December 31, 2011	Carrying Value	Associated Allowance	Carrying Value	Associated Allowance	Carrying Value	Associated Allowance
	(In thousands)
Construction and land development	$5,393	$375	$43,791	$1,508	$49,184	$1,883
Commercial real estate	58,300	3,385	450,053	8,092	508,353	11,477
Residential real estate	35,268	3,099	510,978	7,867	546,246	10,966
Commercial and financial	117	8	52,988	394	53,105	402
Consumer	1,059	112	50,127	725	51,186	837

	$100,137	$6,979	$1,107,937	$18,586	$1,208,074	$25,565

	Individually Evaluated for Impairment		Collectively Evaluated for Impairment		Total
December 31, 2010	Carrying Value	Associated Allowance	Carrying Value	Associated Allowance	Carrying Value	Associated Allowance
	(In thousands)
Construction and land development	$33,251	$5,076	$46,055	$2,138	$79,306	$7,214
Commercial real estate	58,786	5,404	484,817	13,159	543,603	18,563
Residential real estate	36,618	3,640	480,376	6,462	516,994	10,102
Commercial and financial	4,711	9	44,114	471	48,825	480
Consumer	1,268	233	50,612	1,152	51,880	1,385

	$134,634	$14,362	$1,105,974	$23,382	$1,240,608	$37,744